Related Party Balances and Transactions - Schedule of Related Party Transactions and Balances (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Agency income received by Neo-Concept UK from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	$ 1,475,466	$ 189,568	$ 1,170,664	$ 2,662,034
Purchase of apparel products from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	34,846,523	4,477,089	7,915,189	34,213,521
Purchase of intangible assets from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances			15,023,180
Operating lease expense paid to NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	$ 720,000	$ 92,506	$ 720,000	$ 720,000